STOCK-BASED COMPENSATION (Details 3)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Nonvested Stock Option Activity [Line Items]
Nonvested options at January 1, 2015, Number Of Options | shares	22,600
Granted, Number Of Options | shares	18,400
Vested, Number Of Options | shares	(11,949)
Forfeited, Number Of Options | shares	0
Nonvested options at December 31, 2015, Number Of Options | shares	29,051
Nonvested options at January 1, 2015, Weighted Average Price | $ / shares	$ 22.41
Granted, Weighted Average Price | $ / shares	27.40
Vested, Weighted Average Price | $ / shares	21.45
Forfeited, Weighted Average Price | $ / shares	0.00
Nonvested options at December 31, 2015, Weighted Average Price | $ / shares	$ 25.97